Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total	$ 61,346,776	$ 62,616,982
Accumulated depreciation	(24,797,498)	(25,464,318)
Provision for impairment		(3,823,054)
Property, plant and equipment, net	36,549,278	33,329,610
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total	33,224,223	4,031,395
Mechanical equipment [Member]
Property, Plant and Equipment [Line Items]
Total	17,468,972	19,935,874
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	330,727	454,624
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total	7,343,494	7,369,316
Computer software [Member]
Property, Plant and Equipment [Line Items]
Total	675,644	753,986
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total	1,518,282	1,197,048
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total	$ 785,434	$ 28,874,739